Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.10867%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,536,585.81

Principal:
Principal Collections	$16,962,028.65
Prepayments in Full	$7,391,539.21
Liquidation Proceeds	$310,153.63
Recoveries	$97,736.20
Sub Total	$24,761,457.69
Collections	$26,298,043.50

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,298,043.50

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,298,043.50
Servicing Fee	$383,678.73	$383,678.73	$0.00	$0.00	$25,914,364.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,914,364.77
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,914,364.77
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,914,364.77
Interest - Class A-3 Notes	$1,095,701.31	$1,095,701.31	$0.00	$0.00	$24,818,663.46
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$24,487,413.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,487,413.46
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$24,290,671.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,290,671.46
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$24,149,089.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,149,089.79
Regular Principal Payment	$22,233,069.56	$22,233,069.56	$0.00	$0.00	$1,916,020.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,916,020.23
Residual Released to Depositor	$0.00	$1,916,020.23	$0.00	$0.00	$0.00
Total		$26,298,043.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,233,069.56
Total					$22,233,069.56

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,233,069.56	$48.30	$1,095,701.31	$2.38	$23,328,770.87	$50.68
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$22,233,069.56	$16.90	$1,765,274.98	$1.34	$23,998,344.54	$18.24

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$249,495,555.09	0.5419810	$227,262,485.53	0.4936840
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$390,275,555.09	0.2966116	$368,042,485.53	0.2797143

Pool Information
Weighted Average APR	4.222%	4.250%
Weighted Average Remaining Term	33.40	32.72
Number of Receivables Outstanding	23,547	22,811
Pool Balance	$460,414,479.32	$435,262,352.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$419,550,189.15	$396,939,837.68
Pool Factor	0.3129344	0.2958390

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$38,322,514.41
Targeted Overcollateralization Amount	$67,219,866.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,219,866.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$488,405.74
(Recoveries)		72	$97,736.20
Net Loss for Current Collection Period			$390,669.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0182%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.5711%
Second Prior Collection Period			1.6774%
Prior Collection Period			0.6423%
Current Collection Period			1.0468%
Four Month Average (Current and Prior Three Collection Periods)			1.2344%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,933	$10,903,125.44
(Cumulative Recoveries)			$1,526,132.24
Cumulative Net Loss for All Collection Periods			$9,376,993.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6373%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,640.52
Average Net Loss for Receivables that have experienced a Realized Loss			$4,851.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.58%	245	$6,871,807.74
61-90 Days Delinquent	0.21%	33	$900,535.94
91-120 Days Delinquent	0.07%	13	$295,536.83
Over 120 Days Delinquent	0.18%	23	$774,018.57
Total Delinquent Receivables	2.03%	314	$8,841,899.08

Repossession Inventory:
Repossessed in the Current Collection Period		11	$282,081.98
Total Repossessed Inventory		15	$412,165.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3352%
Prior Collection Period			0.3058%
Current Collection Period			0.3025%
Three Month Average			0.3145%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4526%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	29

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	70	$1,943,432.29
2 Months Extended	88	$2,674,746.27
3+ Months Extended	20	$555,978.19

Total Receivables Extended	178	$5,174,156.75
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer